Risk management and financial instruments	9 Months Ended
Sep. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Risk management and financial instruments
Risk management and financial instruments
The majority of our gross earnings from rigs and vessels are receivable in US dollars and the majority of our other transactions, assets and liabilities are denominated in US dollars, the functional currency of the Company. However, the Company has operations and assets in a number of countries worldwide and incurs expenditures in other currencies, causing its results from operations to be affected by fluctuations in currency exchange rates, primarily relative to the US dollar. The Company is also exposed to changes in interest rates on floating interest rate debt. There is thus a risk that currency and interest rate fluctuations will have a negative effect on the value of the Company's cash flows.

Interest rate risk management

The Company’s exposure to interest rate risk relates mainly to its floating interest rate debt and balances of surplus funds placed with financial institutions. This exposure is managed through the use of interest rate swaps and other derivative arrangements. The Company’s objective is to obtain the most favorable interest rate borrowings available without increasing its foreign currency exposure. The extent to which the Company utilizes interest rate swaps and other derivatives to manage its interest rate risk is determined by the net debt exposure and its views on future interest rates.

Interest rate swap agreements not qualified for hedge accounting

At September 30, 2013 we had interest rate swap agreements with an outstanding principal of $1,126.3 million (December 31, 2012: $1,128.0 million). These agreements do not qualify for hedge accounting and accordingly any changes in the fair values of the swap agreements are included in the Consolidated and Combined Carve-out Statement of Operations under "gain/(loss) on derivative financial instruments". The total fair value of the interest rate swaps outstanding at September 30, 2013 amounted to an asset of US$30.7 million (December 31, 2012: a liability of $5.9 million). The fair value of the interest rate swaps are classified as Amounts due from related parties (Related party payables) in the balance sheet. The gain recognized for the nine months to September 30, 2013 was $23.1 million (nine months to September 30, 2012: loss of $12.7 million.

The Company’s interest rate swap agreements as at September 30, 2013, were as follows:

Outstanding principal		Receive rate	Pay rate	Length of contract
(In US$ millions)
$254.6	*	3 month LIBOR	1.11%	Oct 2012 – Dec 2019
$254.6	*	3 month LIBOR	1.38%	Oct 2012 – Dec 2022
$100.0		3 month LIBOR	1.36%	Oct 2012 – Oct 2019
$221.6	*	3 month LIBOR	0.74%	Nov 2012 – Nov 2017
$200.0		3 month LIBOR	1.36%	Oct 2012 – Oct 2019
$95.5	*	3 month LIBOR	1.11%	May 2013 – Jun 2020

*The outstanding principal of these amortizing swaps falls with each capital repayment of the underlying loans

The counterparty to the above agreements is Seadrill.

Credit risk

The Company has financial assets which expose the Company to credit risk arising from possible default by counterparties. The Company considers the counterparties to be creditworthy and does not expect any significant loss to result from non-performance by such counterparties. The Company in the normal course of business does not demand collateral from its counterparties.

Fair values of financial instruments

The carrying value and estimated fair value of the Company's financial instruments at September 30, 2013 and December 31, 2012 were as follows:

	September 30, 2013		December 31, 2012
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value

Cash and cash equivalents	$71.8	$71.8	$19.5	$19.5
Revolving credit facility	75.9	75.9	—	—
Current portion of long term debt to related party	545.1	545.1	235.6	235.6
Long-term portion of interest bearing debt to related party	671.8	671.8	1,057.1	1,057.1

The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value and categorized at level 1 on the fair value measurement hierarchy.

The fair values of the revolving credit facility and the current and long-term portions of floating rate debt are estimated to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis. This debt is not freely tradable and cannot be purchased by the Company at prices other than the outstanding balance plus accrued interest. We have categorized at level 2 on the fair value measurement hierarchy.

Other financial instruments that are measured at fair value on a recurring basis are as follows:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	September 30, 2013	(Level 1)	(Level 2)	(Level 3)
Assets:
Derivative instruments – Interest rate swap contracts	$30.7	—	$30.7	—

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Derivative instruments – Interest rate swap contracts	$5.9	—	$5.9	—

Accounting Standards Codification (“ASC”) Topic 820 Fair Value Measurement and Disclosures emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC Topic 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level one input utilizes unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level two inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level two inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level three inputs are unobservable inputs for the asset or liability, which are typically based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The fair values of interest rate swaps and forward exchange contracts are calculated using well-established independent valuation techniques applied to contracted cash flows and LIBOR interest rates as of September 30, 2013.

Retained risk

a) Physical Damage Insurance

Seadrill purchases hull and machinery insurance to cover for physical damage to its drilling rigs and charges us for the cost related to OPCO’s fleet.

We retain the risk for the deductibles relating to physical damage insurance on OPCO’s fleet. The deductible is currently a maximum of $5 million per occurrence.

b) Loss of Hire Insurance

Seadrill purchases insurance to cover for loss of revenue in the event of extensive downtime caused by physical damage to its drilling rigs, where such damage is covered under the Seadrill’s physical damage insurance, and charges us for the cost related to OPCO’s fleet.

The loss of hire insurance has a deductible period of 60 days after the occurrence of physical damage. Thereafter, insurance policies according to which OPCO is compensated for loss of revenue are limited to between 210 and 290. OPCO retains the risk related to loss of hire during the initial 60 day period, as well as any loss of hire exceeding the number of days permitted under insurance policy. Based on an overall risk assessment in 2011, Seadrill Management decided not to purchase loss of hire insurance for the tender barge T-15. This means that if the T-15 is wholly or partially deprived of income as a consequence of damage, the loss of income will not be compensated by insurance.

(c) Protection and Indemnity Insurance

For OPCO’s fleet, Seadrill purchases protection and indemnity insurance and excess liability insurance for personal injury liability for crew claims, non-crew claims and third-party property damage including oil pollution from the drilling rigs to cover claims of up to $250 million per event and in the aggregate for the West Vencedor and T-15 and up to $500 million per event and in the aggregate for each of the West Aquarius , the West Capricorn and the West Capella.

OPCO retains the risk for the deductible of up to $0.5 million per occurrence relating to protection and indemnity insurance.

Concentration of Risk

There is a concentration of credit risk with respect to cash and cash equivalents as most of the amounts are deposited with Nordea Bank Finland Plc and Danske Bank A/S. The Company considers these risks to be remote.

In the nine months ended September 30, 2013 and 2012, 25% and 43% of the Company’s contract revenues were received from ExxonMobil Corporation (“Exxon”), 32% and 39% respectively, from Total S.A. (“Total”), 16% and 16% respectively from Chevron Corporation (“Chevron”), and 27% and 2% respectively, from British Petroleum (“BP”).